Non-controlling interests - Schedule of ownership interests in subsidiaries (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Non-controlling interests
Net income attributable to Vipshop Holdings Limited's shareholders	¥ 7,242,490	$ 1,035,664	¥ 7,739,935	¥ 8,116,624
Decrease in the Company's additional paid-in capital in relation to the acquisition of additional equity interests in subsidiaries			(283,892)	(8,732)
Capital contributions from non-controlling interests			8,297	(10,630)
Net transfers to non-controlling interests			(275,595)	(19,362)
Changes from net income attributable to Vipshop Holdings Limited's shareholders and transfers from non-controlling interests	¥ 7,242,490		¥ 7,464,340	¥ 8,097,262